Capital Structure, Financial Risk and Related Items - Share Capital (Narrative) (Details)	Dec. 31, 2025 Vote kr / shares shares	Mar. 12, 2025 kr / shares
Capital Structure, Financial Risk And Related Items [Abstract]
Par value per share (in DKK per share) | kr / shares	kr 1	kr 1
Number of shares authorized (in shares) | shares	64,238,408
Number of votes | Vote	1